Investment Securities (Investment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 42,571		$ 40,963
Gross unrealized gains	5,309		3,228
Gross unrealized losses	(322)		(671)
Investments	47,558		43,520
Eliminations
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	(4)		(5)
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Estimated fair value	(4)		(5)
U.S. Government and federal agency
Schedule of Available-for-sale Securities [Line Items]
Estimated fair value	47,558		43,520
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments	534
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments	1,191
GE
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	82		342
Gross unrealized gains	4		23
Gross unrealized losses	(2)		(42)
Investments	84	[1]	323	[1]
GE | US Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	12		21
Gross unrealized gains	0		14
Gross unrealized losses	0		0
Estimated fair value	12		35
GE | Corporate - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1		13
Gross unrealized gains	0		0
Gross unrealized losses	0		(1)
Estimated fair value	1		12
GE | Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	69		302
Gross unrealized gains	4		9
Gross unrealized losses	(2)		(41)
Estimated fair value	71		270
GE | Trading Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	0		6
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Estimated fair value	0		6
GECC
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	42,493		40,626
Gross unrealized gains	5,305		3,205
Gross unrealized losses	(320)		(629)
Investments	47,478		43,202
GECC | US Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	19,889		19,600
Gross unrealized gains	3,967		2,323
Gross unrealized losses	(69)		(217)
Estimated fair value	23,787		21,706
GECC | State and municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,181		4,245
Gross unrealized gains	624		235
Gross unrealized losses	(56)		(191)
Estimated fair value	5,749		4,289
GECC | Residential Mortgage Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,578		1,819
Gross unrealized gains	153		139
Gross unrealized losses	(6)		(48)
Estimated fair value	1,725		1,910
GECC | Commercial mortgage backed
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,903		2,929
Gross unrealized gains	170		188
Gross unrealized losses	(10)		(82)
Estimated fair value	3,063		3,035
GECC | Asset-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,084		7,373
Gross unrealized gains	9		60
Gross unrealized losses	(175)		(46)
Estimated fair value	7,918		7,387
GECC | Corporate - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,021		1,285
Gross unrealized gains	115		96
Gross unrealized losses	(1)		(8)
Estimated fair value	1,135		1,373
GECC | Government - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,646		2,336
Gross unrealized gains	152		81
Gross unrealized losses	(2)		(7)
Estimated fair value	1,796		2,410
GECC | U.S. Government and federal agency
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,957		752
Gross unrealized gains	56		45
Gross unrealized losses	0		(27)
Estimated fair value	2,013		770
GECC | Retained interest
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	16		20
Gross unrealized gains	1		1
Gross unrealized losses	0		0
Estimated fair value	17		21
GECC | Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	197		195
Gross unrealized gains	58		37
Gross unrealized losses	(1)		(3)
Estimated fair value	254		229
GECC | Trading Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	21		72
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Estimated fair value	$ 21		$ 72

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.